Details of Movement in Restructuring Provisions Recognized (Detail) (Restructuring - Fiscal 2011 Plan, USD $) In Thousands, unless otherwise specified	3 Months Ended			3 Months Ended			3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011 Q1 Restructuring Plan	Dec. 31, 2011 Third Quarter 2011 Restructuring Plan	Mar. 31, 2012 Workforce Reduction	Dec. 31, 2011 Workforce Reduction Q1 Restructuring Plan	Dec. 31, 2011 Workforce Reduction Third Quarter 2011 Restructuring Plan	Mar. 31, 2012 Office Consolidations	Dec. 31, 2011 Office Consolidations Q1 Restructuring Plan	Dec. 31, 2011 Office Consolidations Third Quarter 2011 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Initial provision recognised	$ 9,817	$ 5,002	$ 4,815	$ 7,836	$ 3,956	$ 3,880	$ 1,981	$ 1,046	$ 935
Cash payments	(7,899)			(6,722)			(1,177)
Property, plant and equipment write-off	(68)						(68)
Foreign exchange movement	(192)			(182)			(10)
Closing provision	$ 1,658	$ 5,002	$ 4,815	$ 932	$ 3,956	$ 3,880	$ 726	$ 1,046	$ 935